--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2001
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...............................         1
    Statement of Operations...........................................         2
    Statements of Changes in Net Assets...............................         3
    Financial Highlights..............................................         4
    Notes to Financial Statements.....................................       5-6

THE DFA INVESTMENT TRUST COMPANY -- THE EMERGING MARKETS SERIES
    Schedule of Investments...........................................      7-12
    Statement of Assets and Liabilities...............................        13
    Statement of Operations...........................................        14
    Statements of Changes in Net Assets...............................        15
    Financial Highlights..............................................        16
    Notes to Financial Statements.....................................     17-19

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company
  (Cost $12,108)++ at Value.................................  $   10,381
Receivable for Fund Shares Sold.............................          40
Prepaid Expenses and Other Assets...........................          16
                                                              ----------
    Total Assets............................................      10,437
                                                              ----------
LIABILITIES:
Payable for Investment Securities Purchased.................          40
Accrued Expenses and Other Liabilities......................          17
                                                              ----------
    Total Liabilities.......................................          57
                                                              ----------

NET ASSETS..................................................  $   10,380
                                                              ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   1,334,728
                                                              ==========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............  $     7.78
                                                              ==========

PUBLIC OFFERING PRICE PER SHARE.............................  $     7.82
                                                              ==========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   13,726
Accumulated Net Investment Income (Loss)....................          42
Accumulated Net Realized Gain (Loss)........................      (1,655)
Accumulated Net Realized Foreign Exchange Gain (Loss).......          (5)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................      (1,727)
Unrealized Net Foreign Exchange Gain (Loss).................          (1)
                                                              ----------
    Total Net Assets........................................  $   10,380
                                                              ==========

--------------

++ The cost for federal income tax purposes is $12,135.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
    Net Investment Income Received from The DFA Investment
     Trust Company..........................................         $137
                                                                     ----
EXPENSES
    Administrative Services.................................           21
    Accounting & Transfer Agent Fees........................            5
    Filing Fees.............................................            7
    Shareholders' Reports...................................            8
    Other...................................................            4
                                                                     ----
        Total Expenses......................................           45
        Less: Fees Waived...................................          (21)
                                                                     ----
            Net Expenses....................................           24
                                                                     ----
NET INVESTMENT INCOME (LOSS)................................          113
                                                                     ----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
    Net Realized Gain (Loss) on Investment Securities
     Sold...................................................          (35)
    Net Realized Gain (Loss) on Foreign Currency
     Transactions...........................................           (5)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency..........           23
        Translation of Foreign Currency Denominated
        Amounts.............................................            1
                                                                     ----
    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................          (16)
                                                                     ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $ 97
                                                                     ====

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2001             2000
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................           $   113          $   127
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................               (35)           1,091
    Net Realized Gain (Loss) on Foreign Currency
      Transactions..........................................                (5)              (9)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency..........                23           (3,925)
        Translation of Foreign Currency Denominated
          Amounts...........................................                 1               (2)
                                                                       -------          -------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................                97           (2,718)
                                                                       -------          -------

Distributions From:
    Net Investment Income...................................               (74)            (111)
    Net Realized Gains......................................                --               --
                                                                       -------          -------
        Total Distributions.................................               (74)            (111)
                                                                       -------          -------
Capital Share Transactions (1):
    Shares Issued...........................................             2,319            7,388
    Shares Issued in Lieu of Cash Distributions.............                74              111
    Shares Redeemed.........................................            (2,505)          (7,793)
                                                                       -------          -------
        Net Increase (Decrease) from Capital Share
          Transactions......................................              (112)            (294)
Capital Contribution From Sponsor...........................                 4              112
                                                                       -------          -------
        Total Increase (Decrease)...........................               (85)          (3,011)
NET ASSETS
    Beginning of Period.....................................            10,465           13,476
                                                                       -------          -------
    End of Period...........................................           $10,380          $10,465
                                                                       =======          =======
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................               291              741
    Shares Issued in Lieu of Cash Distributions.............                 9               10
    Shares Redeemed.........................................              (302)            (750)
                                                                       -------          -------
                                                                            (2)               1
                                                                       =======          =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         EMERGING MARKETS PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR       AUG. 15,
                                        ENDED         ENDED        ENDED        ENDED         TO
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2001          2000         1999         1998         1997
                                     -----------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $   7.83      $  10.08     $   6.57     $   7.50     $  10.00
  Period...........................
                                      --------      --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.08          0.09         0.09         0.07        (0.01)
  Net Gains (Loss) on Securities
    (Realized and Unrealized)......      (0.07)        (2.26)        3.50        (0.94)       (2.49)
                                      --------      --------     --------     --------     --------
  Total from Investment
    Operations.....................       0.01         (2.17)        3.59        (0.87)       (2.50)
                                      --------      --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.06)        (0.08)       (0.08)       (0.06)          --
  Net Realized Gains...............         --            --           --           --           --
                                      --------      --------     --------     --------     --------
  Total Distributions..............      (0.06)        (0.08)       (0.08)       (0.06)          --
                                      --------      --------     --------     --------     --------
Net Asset Value, End of Period.....   $   7.78      $   7.83     $  10.08     $   6.57     $   7.50
                                      ========      ========     ========     ========     ========
Total Return.......................       0.04%#      (21.73)%      55.31%        9.76%      (25.00)%#

Net Assets, End of Period
  (thousands)......................   $ 10,380      $ 10,465     $ 13,476     $  6,337     $  8,858
Ratio of Expenses to Average Net
  Assets (1).......................       0.91%*        0.82%(a)     0.76%(a)     1.21%(a)     1.35%(a)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1)......       1.31%*        1.22%(a)     1.16%(a)     1.61%(a)     1.75%*(a)
Ratio of Net Investment Income
  (Loss) to Average Net Assets.....       2.11%*        0.98%(a)     0.94%(a)     1.00%(a)    (0.20)%*(a)
Ratio of Net Investment Income
  (Loss) to Average Net Assets
  (excluding waivers and assumption
  of expenses).....................       1.71%*        0.58%(a)     0.54%(a)     0.60%(a)    (0.60)%(a)
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................          3%*          12%          16%          10%           1%(b)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) The plan's sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan's investment.

(b)  Items calculated for the year ended November 30, 1997.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which the Emerging Market Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Emerging Markets Series (the "Series") a series of The DFA Investment Trust Company. At May 31, 2001, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1.  SECURITY VALUATION:   The Portfolio's investment reflects its
proportionate interest in the net assets of the Series.

    2.  FEDERAL INCOME TAXES:   It is the Portfolio's intention to continue to
qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the Portfolio.

    3.  OTHER:   Security transactions are accounted for on the date the
securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of the first $50 million of average net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective August 1, 1997, the Advisor has agreed to waive its fees. For the six months ended May 31, 2001, the Advisor waived fees in the amount of $21,000.

    In addition, each sponsor of a benefit plan which invests in the Portfolio has agreed to make a voluntary monthly contribution to the Portfolio in an amount equal to that portion of the aggregate fees and expenses incurred by the

Portfolio and its respective pro-rata share of its Master Fund Series relating to the benefit plan's investment. Such contributions are made in accordance with the sponsor's practice of bearing the expenses of administering the benefit plan's investments and are recorded as additions to capital.

    Effective January 1, 2001, the sponsors of the benefit plans which invest in the Portfolio no longer make voluntary monthly contributions to the Portfolio for the portion of the fees and expenses incurred by the Portfolio relating to the benefit plan's investment.

D. INVESTMENTS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 1,436
Gross Unrealized Depreciation...............................       (3,190)
                                                                  -------
  Net.......................................................      $(1,754)
                                                                  =======

    At May 31, 2001, the Portfolio had a capital loss carryforward for federal income tax purposes of approximately $1,490,000 of which expires on November 30, 2007.

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank by the Portfolio during the six months ended May 31, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.

F. REIMBURSEMENT FEES:

    Shares of the Portfolio are sold at a public offering price which is equal to the current net asset value of the shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid-in capital.

    The reimbursement fees for the Portfolio are .50% of the net asset value of their shares.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2001
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
ISRAEL -- (9.0%)
COMMON STOCKS -- (9.0%)
 Africa-Israel Investments, Ltd........................         2,840  $    226,430
 Africa-Israel Investments, Ltd........................           155       112,345
 *Agis Industries (1983), Ltd..........................        21,736       161,483
 American Israeli Paper Mills, Ltd.....................         3,291       159,421
 Bank Hapoalim B.M.....................................     1,196,240     2,907,494
 Bank Leumi Le-Israel..................................     1,373,369     2,777,251
 *Bezek, Ltd...........................................     2,104,314     3,147,050
 *Blue Square Chain Stores Properties Investment.......        29,303       420,534
 *CLAL Electronics Industries, Ltd.....................         3,579       255,259
 *CLAL Industries, Ltd.................................       135,350       820,141
 CLAL Insurance, Ltd...................................        38,684       566,378
 Delek Israel Fuel Corp., Ltd. Series C................         4,584       322,507
 *Elbit Medical Imaging................................        17,319        98,750
 Elbit Systems, Ltd....................................        17,319       261,520
 Elbit, Ltd............................................        17,320        95,743
 Elite Industries, Ltd.................................         5,700       200,374
 Elron Electronic Industries, Ltd......................        19,701       285,118
 First International Bank of Israel....................        48,660       310,839
 First International Bank of Israel, Ltd...............       347,200       434,522
 IDB Bankholding Corp., Ltd............................        36,578     1,037,517
 IDB Development Corp., Ltd. Series A..................        72,515     1,935,943
 Industrial Building Corp., Ltd........................       277,150       350,872
 Israel Chemicals, Ltd.................................     1,165,326     1,199,669
 Israel Corp. Series A.................................         5,500       717,561
 Koor Industries, Ltd..................................        16,466       617,422
 *M.A.Industries, Ltd..................................       162,937       360,987
 *Matav Cable Israel...................................        19,027       183,741
 Migdal Insurance Holdings.............................       279,107       296,099
 Osem Investment, Ltd..................................        77,343       517,984
 *Property and Building Corp., Ltd.....................         3,973       292,766
 Super-Sol, Ltd. Series B..............................       210,226       786,249
 Tambour...............................................        26,898        38,992
 Teva Pharmaceutical Industries, Ltd...................       120,921     6,816,003
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,342,338)...................................                  28,714,964
                                                                       ------------
SOUTH KOREA -- (8.7%)
COMMON STOCKS -- (8.7%)
 *Cho Hung Bank Co., Ltd...............................       135,810       284,660
 *Daewoo Securities Co., Ltd...........................        56,445       504,524
 *Good Morning Securities Co...........................        52,660       239,252
 *H and CB.............................................        17,000       374,239
 *Hyundai Engineering & Construction Co., Ltd..........       119,254        80,061
 Hyundai Heavy Industries Co., Ltd.....................        11,960       247,883
 Hyundai Motor Co., Ltd................................        95,919     1,890,675
 *Hyundai Securities Co., Ltd..........................        49,011       395,990
 Kookmin Bank..........................................       205,128     2,658,177
 *Koram Bank, Ltd......................................        32,610       216,382
 Korea Electric Power Corp.............................       128,020     2,428,482
 *Korea Gas............................................        15,450       229,157
 Korea Mobile Telecommunications Corp..................         1,670       286,155
 LG Chemical Investment, Ltd...........................        12,299       148,817
 *LG Chemical, Ltd.....................................        45,097       658,325
                                                            SHARES           VALUE+
                                                            ------           ------
 LG Electronics, Inc...................................       120,133  $  1,645,850
 *LG Household & Healthcare Co., Ltd...................        10,932       269,673
 LG Insurance Co., Ltd.................................         3,410         8,119
 *LG Securities Co., Ltd...............................        16,100       123,169
 Pohang Iron & Steel Co., Ltd..........................         6,110       498,435
 S-Oil Corp............................................        32,080       930,345
 S1 Corporation........................................        20,238       210,121
 SK Corp., Ltd.........................................        78,203       979,827
 Samsung Corp..........................................        31,080       194,098
 Samsung Display Devices, Ltd..........................        32,478     1,554,177
 Samsung Electro-Mechanics Co., Ltd....................        51,654     2,060,515
 Samsung Electronics Co., Ltd..........................        36,128     5,979,029
 *Samsung Fire and Marine Insurance, Ltd...............        32,751     1,012,443
 Shinhan Bank Co., Ltd.................................       158,242     1,488,537
 Shinsegae Co., Ltd....................................         5,977       192,134
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $17,083,237)...................................                  27,789,251
                                                                       ------------
MEXICO -- (8.5%)
COMMON STOCKS -- (8.5%)
 *Altos Hornos de Mexico S.A...........................        97,000        29,068
 *America Movil S.A. de C.V. Series L..................     3,142,000     3,222,827
 Apasco S.A. de C.V....................................        69,000       369,486
 *Carso Global Telecom S.A. de C.V. Telecom
   Series A1...........................................       803,071     1,808,187
 Cementos de Mexico S.A. de C.V. Series B..............       252,982     1,331,846
 Controladora Comercial Mexicana S.A. de C.V.
   Series B............................................       175,000       161,989
 *Desc S.A. de C.V. Series B...........................       295,000       146,321
 *Desc S.A. de C.V. Series C...........................         6,905         2,771
 El Puerto de Liverpool S.A. Series C1.................       339,500       529,551
 *Empresas ICA Sociedad Controladora S.A. de C.V.......       207,900        83,671
 *Empresas la Moderna S.A. de C.V. Series A............       120,000       126,611
 Fomento Economico Mexicano Series B & D...............       270,000     1,159,178
 *Gruma S.A. de C.V. Series B..........................        90,406        70,803
 *Grupo Carso S.A. de C.V. Series A-1..................       203,000       559,970
 Grupo Financiero Banamex Accival SA de Series O.......     1,170,561     2,998,500
 *Grupo Financiero Bancomer S.A. de C.V. Series O......     1,254,172     1,152,744
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................        30,000             0
 *Grupo Financiero Inbursa Series O....................       239,699       964,688
 *Grupo Gigante S.A. de C.V. Series B..................       113,800       173,296
 Grupo Industrial Alfa S.A. Series A...................       150,290       242,759
 Grupo Industrial Bimbo S.A. de C.V. Series A..........       392,000       562,832
 Grupo Industrial Maseca S.A. de C.V. Series B.........       229,000        40,103
 Grupo Modelo S.A. de C.V. Series C....................       312,000       831,457
 *Grupo Televisa S.A. (Certificate Representing
   Series A, Series D & Series L)......................       700,000     1,469,517

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Hylsamex S.A. de C.V. Series B.......................        60,000  $     44,640
 *Industrias Penoles S.A. de C.V.......................       103,000       140,157
 Kimberly Clark de Mexico S.A. de C.V. Series A........       225,000       615,516
 Nueva Grupo Mexico SA de CV Series B..................       172,000       499,527
 Organizacion Soriana S.A. de C.V. Series B............       150,000       360,581
 *Seguros Comercial America S.A. de C.V. Series B......        63,000       143,221
 Telefonos de Mexico S.A. Series A.....................       100,000       170,882
 Telefonos de Mexico S.A. Series L.....................     3,042,000     5,247,851
 Tubos de Acero de Mexico S.A..........................        17,000       217,273
 Vitro S.A.............................................       121,600       117,586
 Walmart de Mexico S.A. de C.V. Series C...............       417,000       998,333
 Walmart de Mexico S.A. de C.V. Series V...............       137,180       363,337
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,304,254)...................................                  26,957,079
                                                                       ------------
MALAYSIA -- (8.2%)
COMMON STOCKS -- (8.2%)
 AMMB Holdings Berhad..................................       240,362       179,639
 Amsteel Corp. Berhad..................................       264,000        10,768
 *Aokam Perdana Berhad.................................           333            82
 *Avenue Assets Berhad.................................        27,000         4,654
 Bandar Raya Developments Berhad.......................        23,000         5,145
 Batu Kawan Berhad.....................................       151,000       135,900
 Berjaya Group Berhad..................................        94,000         5,195
 Berjaya Land Berhad...................................        91,000        17,362
 Berjaya Sports Toto Berhad............................       259,000       256,274
 British American Tobacco Berhad.......................       167,000     1,527,171
 Carlsberg Brewery Malaysia Berhad.....................        79,000       200,618
 Commerce Asset Holding Berhad.........................       353,000       548,079
 Country Heights Holdings Berhad.......................        40,000        17,579
 DCB Sakura Merchant New Shares........................         4,100         1,715
 *Digi.Com.Ber.........................................       122,000       176,579
 Gamuda Berhad.........................................       183,000       182,037
 Genting Berhad........................................       341,000       762,763
 Golden Hope Plantations Berhad........................       632,000       562,147
 Guiness Anchor Berhad.................................       105,000        80,961
 Highlands and Lowlands Berhad.........................       314,000       216,495
 Hong Leong Bank Berhad................................       523,250       443,386
 Hong Leong Credit Berhad..............................       278,300       323,707
 IOI Corp. Berhad......................................       529,000       334,105
 Jaya Tiasa Holdings Berhad............................        96,000        72,000
 Kuala Lumpur Kepong Berhad............................       412,500       521,053
 *Land-General Berhad..................................        35,000         2,901
 *Leisure Management Berhad............................        35,000        70,461
 Lion Land Berhad......................................         1,000            71
 *MBF Holdings Berhad..................................       141,000         7,607
 Magnum Corp. Berhad...................................       937,500       333,059
 Malakoff Berhad.......................................       156,000       365,368
 Malayan Banking Berhad................................       913,000     2,282,500
 Malayan Cement Berhad.................................       661,000       184,384
 *Malayan United Industries Berhad.....................        70,000         9,947
 Malaysian Airlines System.............................       298,000       192,132
 Malaysian International Shipping Corp. (Foreign)......       181,666       320,306
 Malaysian Oxygen Berhad...............................        22,000        57,895
 Malaysian Pacific Industries..........................        84,000       282,947
 *Multi-Purpose Holdings Berhad........................        86,000        12,900
 Nestle (Malaysia) Berhad..............................       146,000       779,947
                                                            SHARES           VALUE+
                                                            ------           ------
 Oriental Holdings Berhad..............................       322,608  $    358,265
 Oyl Industries Berhad.................................        74,000       296,000
 Perlis Plantations Berhad.............................       190,500       205,539
 Perusahaan Otomobil Nasional Berhad...................       338,000       466,974
 Petronas Dagangan Berhad..............................       147,000       128,432
 Petronas Gas Berhad...................................     1,065,000     1,625,526
 Public Bank Berhad (Foreign)..........................     1,739,138     1,167,053
 RHB Capital Berhad....................................     1,104,000       549,095
 RJ Reynolds Berhad....................................       135,000       139,263
 Ramatex Berhad........................................       222,000       162,410
 *Rashid Hussain Berhad................................        50,000        16,053
 *Renong Berhad........................................       460,000        98,658
 Resorts World Berhad..................................       681,000       940,855
 Sarawak Enterprise Corp. Berhad.......................       412,000       139,863
 Shell Refining Co. Federation of Malaysia Berhad......       156,000       146,968
 *Silverstone Berhad...................................         9,240             0
 Sime Darby Berhad (Malaysia)..........................     1,208,800     1,227,886
 Southern Bank Berhad..................................        48,440        21,670
 Southern Bank Berhad (Foreign)........................       143,437        58,130
 *Technology Resources (Industries) Berhad.............       264,000       122,274
 Telekom Malaysia Berhad...............................     1,379,000     2,885,013
 Tenaga Nasional Berhad................................     1,222,000     2,620,868
 *Time Engineering Berhad..............................       276,000        95,874
 Tractors Malaysia Holdings Berhad.....................        22,000        12,332
 United Engineering (Malaysia) Berhad..................       165,198       124,333
 YTL Corp. Berhad......................................       913,100       941,935
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $39,231,027)...................................                  26,039,108
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *YTL Corp. Berhad Warrants 06/26/09
   (Cost $395).........................................         4,000           553
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $39,231,422)...................................                  26,039,661
                                                                       ------------
THAILAND -- (7.9%)
COMMON STOCKS -- (7.9%)
 *Advance Agro Public Co., Ltd. (Foreign)..............       530,130       166,450
 Advanced Info Service Public Co., Ltd. (Foreign)......       593,100     6,351,137
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........         1,000         2,093
 BEC World Public Co., Ltd. (Foreign)..................       306,700     1,459,670
 Bangkok Expressway Public Co., Ltd. (Foreign).........     2,333,000       552,599
 *Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................             1             0
 *Bangkok Rubber Public Co., Ltd. (Foreign)............        14,600         2,091
 *Bank of Asia Public Co., Ltd. (Foreign)..............        21,450         3,261
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........     4,125,500       609,030
 Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................       439,700       392,373
 *DBS Thai Danu Bank Public Co., Ltd. (Foreign)........     1,584,200       244,340
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       384,071     1,760,200

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Five Stars Property Public Co., Ltd. (Foreign).......         8,360  $        424
 Hana Microelectronics Public Co., Ltd. (Foreign)......       187,000       282,241
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................        11,270         2,607
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................         2,000           410
 Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................        12,800         5,852
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........    12,201,770     3,226,201
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................         2,925           271
 Mutual Fund Public Co., Ltd. (Foreign)................           500           479
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       630,150       129,126
 Sammakorn Public Co., Ltd. (Foreign)..................         7,500         1,776
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................         6,500           186
 *Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................       581,000     2,214,673
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......     1,381,225       905,396
 *Siam Cement Public Co., Ltd. (Foreign)...............        27,000       286,746
 *Siam City Cement Public Co., Ltd. (Foreign)..........       557,413     1,522,951
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......     1,621,166       794,776
 Siam Makro Public Co., Ltd. (Foreign).................       727,100       825,066
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................         2,900           735
 *Srithai Superware Public Co., Ltd. (Foreign).........        16,400         1,482
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........     4,957,200     2,047,977
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................        11,100         1,859
 *Thai Military Bank Public Co., Ltd. (Foreign)........     4,483,500       681,638
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     2,768,960       201,334
 *United Communication Industry Public Co., Ltd.
   (Foreign)...........................................       864,485       580,903
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $37,811,541)...................................                  25,258,353
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Telecomasia Corp. Public Co., Ltd. (Foreign) Rights
   2000-2008
   (Cost $0)...........................................     1,444,563             0
                                                                       ------------
TOTAL -- THAILAND
  (Cost $37,811,541)...................................                  25,258,353
                                                                       ------------
UNITED STATES -- (7.9%)
COMMON STOCKS -- (7.9%)
 BBV Banco BHIF ADR....................................        30,000       512,250
 Banco de Santiago SA ADR..............................        94,900     2,291,835
 Banco Edwards SA ADR..................................        55,248       902,200
                                                            SHARES           VALUE+
                                                            ------           ------
 Banco Santander Chile Sponsored ADR...................       110,000  $  2,101,000
 *Cia Telecom de Chile ADR.............................       239,000     3,592,170
 Compania Cervecerias Uni ADR..........................        66,400     1,527,200
 Cristalerias de Chile SA ADR..........................        24,500       471,625
 Distribucion y Servicio D&S SA ADR....................       100,500     1,602,975
 Embotelladora Andina SA Andina ADR....................        81,300     1,321,125
 Embotelladora Andina SA Andina Series B ADR...........        67,700       835,756
 Empresa Nacional de Elec ADR..........................       306,518     3,719,596
 *Empresas Telex - Chile SA ADR........................         7,880        13,790
 Enersis SA ADR........................................       165,503     2,739,075
 Laboratorio Chile SA Labchile ADR.....................        30,000       743,100
 Lan Chile SA ADR......................................        86,400       838,080
 *Madeco SA ADR........................................        44,500       261,437
 Masisa SA ADR.........................................        18,100       280,550
 *Santa Isabel SA ADR..................................        15,500        91,838
 Sociedad Quimica y Minera Chile ADR...................        29,502       645,946
 Vina Concha y Toro SA Conchatoro ADR..................        14,600       690,215
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $25,121,115)...................................                  25,181,763
                                                                       ------------
BRAZIL -- (7.7%)
PREFERRED STOCKS -- (5.8%)
 Ambev Cia de Bebidas das Americas.....................    12,453,835     2,822,563
 Aracruz Celulose SA Series B..........................       311,999       544,549
 Banco Bradesco SA.....................................   246,242,355     1,243,443
 Banco do Brasil SA....................................   126,670,000       446,461
 Banco Itau SA.........................................    35,500,000     2,894,982
 Bradespar SA..........................................   197,621,010        68,649
 Brasileira de Distribuicao Pao de Acucar..............     8,330,000       219,494
 Brasileira de Petroleo Ipiranga.......................    12,300,000        83,631
 *Centrais Electricas de Santa Catarin Celesc
   Series B............................................       180,000        34,314
 Cimento Portland Itau.................................       860,000       140,807
 *Companhia Siderurgica Paulista Cosipa CSI............        65,000        11,565
 Copene-Petroquimica do Nordeste SA Series A...........       624,000       137,459
 Coteminas Cia Tecidos Norte de Minas..................     1,164,800        75,492
 Duratex SA............................................     2,900,000        63,515
 Electropaulo Electrecidade Metropolitana..............     8,395,000       231,129
 Embratel Participacoes SA.............................    38,582,922       325,263
 *Ericsson Telecomunicacoes SA.........................    15,480,000       323,889
 IKPC Industrias Klabin de Papel e Celulose SA.........       176,875        56,197
 *Inepar SA Industria e Construcoes....................    19,760,001        12,054
 Investimentos Itau SA.................................     1,388,290     1,205,649
 *Lojas Americanas SA..................................     2,166,794         1,827
 Lojas Renner SA.......................................       800,000         6,778
 Mahle Cofap Aneis SA..................................         5,100         5,833
 *Paranapanema SA......................................     2,120,000         1,886
 Sadia SA..............................................       100,000        49,565
 Sao Carlos Empreendimentos e Participacoes SA.........     2,166,794         5,003
 Serrana SA............................................         2,450         1,142
 Siderurgica Belgo-Mineira.............................       970,000        53,420
 Siderurgica de Tubarao Sid Tubarao....................    15,120,000       162,694

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Siderurgica Paulista Casipa Series B..................           325  $        771
 Suzano de Papel e Celulose............................        54,000       132,681
 Tele Celular Sul Participacoes SA.....................       137,922           284
 *Tele Celular Sul Participacoes SA Receipts...........       486,409           835
 Tele Centro Oeste Celular Participacoes SA............       137,922           395
 Tele Centro-Sul Participacoes.........................    45,137,922       361,402
 *Tele Leste Celular Participacoes SA..................       177,127           149
 Tele Norte Celular Participacoes SA...................       137,922            74
 *Tele Norte Celular Participacoes SA Receipts.........           177             0
 Tele Norte Leste Participacoes SA.....................    96,862,911     1,514,156
 Telemig Celular Participacoes SA......................       137,922           298
 *Telemig Celular Participacoes SA Receipts............           746             2
 Telenordeste Celular Participacoes SA.................       137,922           237
 Telesp Celular Participacoes..........................   176,941,089     1,236,800
 Unibanco-Uniao de Bancos Brasileiros SA...............    12,963,000       658,982
 Usinas Siderurgicas de Minas Gerais SA................        52,039       143,294
 Vale do Rio Doce Series A.............................       121,160     2,935,906
 Votorantim Celulose e Papel SA........................     9,467,325       244,649
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $16,629,860)...................................                  18,460,168
                                                                       ------------
COMMON STOCKS -- (1.9%)
 *Acos Especiais Itabira-Acesita Aces..................    25,963,524         6,929
 Ambev Cia de Bebidas das Americas.....................     1,260,000       272,225
 Brasil Telecom Participacoes SA.......................    58,770,339       456,609
 *Ceval Alimentos SA...................................    11,610,114        15,370
 Cia Paulista de Forca e Luz...........................     2,258,921        75,120
 Embraco SA............................................       130,000        38,000
 Embraer Empresa Brasileira de Aeronautica.............       157,000     1,636,144
 Embratel Participacoes................................    57,550,000       460,537
 *Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................       480,000           915
 Gerdau SA.............................................    36,040,000       241,992
 Inepar Energia SA.....................................         9,561             1
 Inversiones Luz SA....................................     3,140,000        66,377
 *Lojas Americanas SA..................................    14,042,476        16,478
 Petroquimica do Sul Copesul...........................     8,276,000       287,489
 Sao Carlos Empreendimentos e Participacoes SA.........    14,042,476        32,718
 Seara Alimentos SA....................................    11,610,114         5,287
 Serrana SA............................................         2,054           948
 Siderurgica Nacional Sid Nacional.....................    26,651,000       543,057
 Souza Cruz Industria e Comercio.......................       101,000       509,161
 Tele Celular Sul Participacoes........................    57,550,000        98,739
 Tele Centro Oeste Celular Participacoes...............    57,550,000       188,213
 *Tele Centro Oeste Celular Participacoes Receipts.....       326,799         1,069
 *Tele Leste Celular Participacoes.....................    73,908,726        69,508
 Tele Norte Celular Participacoes......................    57,550,000        45,103
 *Tele Norte Celular Participacoes Receipts............        74,254            58
 Tele Norte Leste Participacoes........................    57,550,710       780,167
 Telemig Celular Participacoes.........................    57,550,000       175,535
 *Telemig Celular Participacoes Receipts...............       311,511           950
                                                            SHARES           VALUE+
                                                            ------           ------
 Telenordeste Celular Participacoes....................    57,550,000  $    104,590
 *Telenordeste Celular Participacoes Receipts..........       581,297         1,056
 Unibanco Unias de Bancos Brasileiros SA...............     1,500,000        32,725
 *Vale do Rio Doce Series B............................        81,160             0
 *Vallourec & Mannesmann Tubes-V & M DO Brasil SA......       149,000        10,168
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,988,865)....................................                   6,173,238
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Brasileira de Distribuicao Pao de Acucar Rights
   06/07/01............................................        91,197             0
 *Tele Norte Celular Participacoes SA Rights
   06/06/01............................................         6,241             0
 *Tele Norte Leste Participacoes SA Rights 06/08/01....       737,289             0
 *Tele Norte Leste Participacoes SA Rights 06/08/01....     1,234,681           105
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         105
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $21,618,725)...................................                  24,633,511
                                                                       ------------
ARGENTINA -- (7.4%)
COMMON STOCKS -- (7.4%)
 *Acindar Industria Argentina de Aceros SA Series B....       899,000       710,210
 *Alpargatas SA Industrial y Comercial.................         1,078             0
 *Alto Palermo SA Series A.............................         5,000        15,500
 *Banco del Sud Sociedad Anonima Series B..............        29,000        33,930
 Banco Frances del Rio de la Plata SA..................       467,809     4,219,637
 *Capex SA Series A....................................        52,893       121,654
 *Celulosa Argentina SA Series B.......................        18,750         7,875
 *Central Costanera SA Series B........................       114,100       103,831
 *Central Puerto SA Series B...........................        16,000        19,520
 *Garovaglio y Zorraquin SA............................        28,000         7,224
 Gas Natural SA, Buenos Aires..........................       345,000       479,550
 Grupo Financiero Galicia SA Series B..................     2,110,110     3,376,176
 *IRSA Inversiones y Representaciones SA...............       643,419       945,826
 *Juan Minetti SA......................................       329,983       455,377
 Ledesma S.A.A.I.......................................       135,378        73,239
 Metrogas SA Series B..................................       543,115       391,043
 *Molinos Rio de la Plata SA Series B..................       694,833     1,104,784
 PC Holdings SA Series B, Buenos Aires.................     2,274,901     3,503,348
 *Renault Argentina SA.................................       176,559        98,873
 Siderar SAIC Series A.................................       694,876     1,570,420
 Siderca SA Series A...................................       714,907     1,479,857
 *Sociedad Comercial del Plata.........................       187,740        16,521
 *Solvay Indupa S.A.I.C................................       555,366       202,709
 Telecom Argentina Stet-France SA Series B.............       977,000     3,067,780
 Transportadora de Gas del Sur SA Series B.............     1,028,003     1,449,484
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $28,169,705)...................................                  23,454,368
                                                                       ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *Acindar Industria Argentina de Aceros SA Rights
   05/28/01
   (Cost $0)...........................................       899,000  $        899
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $28,169,705)...................................                  23,455,267
                                                                       ------------
GREECE -- (7.2%)
COMMON STOCKS -- (7.2%)
 Alpha Credit Bank.....................................        79,292     2,051,223
 Altec Information & Communication Systems S.A.........        80,805       380,813
 Aluminum of Attica S.A................................         7,540        32,466
 Aspis Pronia General Insurance S.A....................        18,180        84,445
 Athens Medical Center S.A.............................        85,395       363,358
 *Attica Enterprises S.A. Holdings.....................       139,591       918,160
 Bank of Attica S.A....................................        51,135       256,590
 Bank of Piraeus S.A...................................       197,335     2,455,439
 Delta Dairy S.A.......................................         2,610        16,415
 Delta Informatics S.A.................................        54,600       222,143
 EFG Eurobank Ergasias S.A.............................        63,986       897,056
 *Egnatia Bank S.A.....................................        87,550       379,949
 Ethniki General Insurance Co..........................        43,944       431,328
 General Hellenic Bank.................................        33,012       303,319
 Halkor S.A............................................       119,280       456,988
 Hellenic Bottling Co., S.A............................       117,130     1,520,988
 *Hellenic Duty Free Shops S.A.........................        45,650       548,676
 *Hellenic Petroleum S.A...............................       106,580       800,403
 *Hellenic Sugar Industry S.A..........................        11,760        82,734
 Hellenic Technodomiki S.A.............................       133,995       783,676
 *Heracles General Cement Co...........................        67,650       795,896
 *Hyatt Regency S.A....................................        63,820       291,030
 Inform P. Lykos S.A...................................        13,790       182,109
 Interamerican Hellenic Life Insurance Co. S.A.........        59,830     1,004,114
 Intracom S.A..........................................        94,799     1,552,422
 Intrasoft S.A.........................................        64,699       496,849
 *Lambrakis Press S.A..................................        62,280       519,449
 M.J. Mailis S.A.......................................        97,060       651,575
 *Metka S.A............................................         4,670        21,534
 *Minoan Lines S.A.....................................        35,490       115,514
 Mytilineos Holdings S.A...............................        62,620       397,021
 N.B.G. Real Estate Development Co.....................        82,840       513,985
 *National Investment Bank for Industrial
   Development.........................................        48,625       609,162
 Panafon Hellenic Telecommunications Co. S.A...........        73,410       457,965
 Sanyo Hellas S.A......................................         8,112        16,846
 Silver & Baryte Ores Mining Co. S.A...................        15,260       277,577
 *Technical Olympic S.A................................        11,250        32,421
 *Telesis Investment Bank S.A..........................         3,750        23,140
 Tiletipos S.A.........................................        23,910       131,732
 Titan Cement Co.......................................        50,600     1,739,592
                                                                       ------------
TOTAL -- GREECE
  (Cost $36,534,547)...................................                  22,816,102
                                                                       ------------
TURKEY -- (7.1%)
COMMON STOCKS -- (7.1%)
 Akbank................................................   443,684,002     1,801,279
 Akcansa Cimento Sanayi ve Ticaret A.S.................    29,601,300       172,042
 Aksigorta A.S.........................................    49,612,000       445,235
 *Alarko Holding.......................................    19,697,888       446,148
                                                            SHARES           VALUE+
                                                            ------           ------
 Anadolu Efes Biracilik ve Malt Sanayi A.S.............    25,141,292  $  1,063,669
 Arcelik A.S...........................................   106,986,147       896,122
 Aygaz.................................................    26,164,840       581,440
 BSH Profilo Elektrikli Gerecler Sanayii A.S...........     8,648,543       114,575
 *Cukurova Elektrik A.S................................       389,000       161,252
 *Dogan Sirketler Grubu Holdings A.S...................    72,434,152       303,356
 Enka Holding..........................................     7,936,946       501,994
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........    54,193,000       636,883
 *Hurriyet Gazette.....................................    73,118,026       159,360
 Koc Holding A.S.......................................    81,835,987     2,343,164
 Migros Turk A.S.......................................    10,348,025       645,645
 Netas Northern Electric Telekomunikasyon A.S..........     9,535,000       423,777
 *Otosan Otomobil A.S..................................    84,747,500       995,963
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................     5,874,000        44,180
 Tat Konserve..........................................             8             0
 *Tofas Turk Otomobil Fabrikasi A.S....................    72,073,889       603,695
 Trakya Cam Sanayii A.S................................    70,814,556       275,390
 Tupras-Turkiye Petrol Rafineleri A.S..................    21,531,000       524,472
 *Turk Sise ve Cam Fabrikalari A.S.....................    89,670,009       325,724
 *Turkiye Garanti Bankasi A.S..........................   249,709,870     1,323,247
 Turkiye Is Bankasi A.S. Series C......................   669,309,850     5,491,767
 *Vestel Elektronik Sanayi Ticaret A.S.................   179,241,000       474,912
 *Yapi ve Kredi Bankasi A.S............................   456,954,892     1,327,902
 *Yapi Ve Kredi Bankasi AS Issue 01....................   228,890,537       663,951
                                                                       ------------
TOTAL -- TURKEY
  (Cost $16,683,476)...................................                  22,747,144
                                                                       ------------
PHILIPPINES -- (5.8%)
COMMON STOCKS -- (5.8%)
 Aboitiz Equity Ventures, Inc..........................     7,014,400       230,572
 Ayala Corp............................................    13,893,600     1,980,870
 Ayala Land, Inc.......................................    18,687,576     1,831,752
 Bank of the Philippine Island.........................     1,840,426     2,769,750
 *Belle Corp...........................................     4,916,000        44,779
 Equitable PCI Bank, Inc...............................       875,000       701,733
 *Filinvest Development Corp...........................     4,664,500        94,214
 *Filinvest Land, Inc..................................     9,822,000       404,550
 *International Container Terminal Services, Inc.......     1,525,837        67,076
 La Tondena Distillers, Inc............................       693,200       370,622
 *Metro Pacific Corp...................................    17,813,860       176,375
 *Metropolitan Bank & Trust Co.........................       658,727     2,791,437
 *Petron Corp..........................................    19,893,000       748,449
 Philippine Long Distance Telephone Co.................       174,940     2,251,703
 *Philippine National Bank.............................       259,975       265,123
 SM Prime Holdings, Inc................................    22,614,000     2,865,933
 *Security Bank Corp...................................       320,842       131,831
 *Southeast Asia Cement Holdings, Inc..................        30,190           120
 Union Bank of the Philippines.........................       812,300       418,214
 *Universal Robina Corp................................     2,871,000       255,832
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $42,459,646)...................................                  18,400,935
                                                                       ------------
POLAND -- (4.0%)
COMMON STOCKS -- (4.0%)
 *Agora SA.............................................        81,074     1,324,189
 *Bank Polska Kasa Opieki - Grupa Pekao SA.............       122,933     2,227,198

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bank Przemyslowo-Handlowy SA..........................         6,883  $    368,394
 *Big Bank Gdanski SA..................................       713,311       786,862
 Bre Bank SA...........................................        17,201       497,058
 *Browary Zywiec SA....................................        10,348       514,845
 *Elektrim SA..........................................       140,733     1,159,912
 *Europejski F.........................................         6,950       342,292
 Frantschach Swiecie SA................................        52,999       230,393
 *Kredyt Bank SA.......................................       165,651       757,566
 *Optimus SA...........................................         6,873        77,889
 *Orbis SA.............................................        77,409       424,036
 Polish Telecom TPSA...................................       296,434     1,541,890
 Powszechny Bank Kredytowy SA..........................        49,286     1,183,959
 Prokom Software SA....................................        21,336       654,076
 Wielkopolski Bank Kredytowy SA........................        72,987       502,232
                                                                       ------------
TOTAL -- POLAND
  (Cost $13,243,690)...................................                  12,592,791
                                                                       ------------
INDONESIA -- (3.9%)
COMMON STOCKS -- (3.9%)
 PT Asahimas Flat Glass Co., Ltd.......................        75,000         7,079
 PT Astra Agro Lestari Tbk.............................     1,932,000       108,539
 *PT Astra International Tbk...........................     2,976,000       461,447
 *PT Bakrie & Brothers Tbk.............................     1,259,000         3,395
 *PT Bank International Indonesia......................    13,677,191        36,882
 *PT Bank Lippo Tbk....................................    32,812,000       117,976
 *PT Barito Pacific Timber.............................       910,000         6,135
 PT Bimantara Citra....................................       589,000        70,150
 PT Charoen Pokphand Indonesia Tbk.....................       475,000        20,708
 *PT Ciputra Development Tbk...........................       563,300         4,051
 *PT Citra Marga Nusaphala Persada.....................       960,000        36,674
 PT Dankos Laboratories................................       147,000         7,267
 *PT Duta Pertiwi......................................       200,000         6,741
 *PT Gajah Tunggal Tbk.................................     2,977,000        66,899
 *PT Gt Kabel Indonesia Tbk............................       212,000         1,334
 *PT GT Petrochem Industries Tbk.......................        70,000           881
 PT Hanjaya Mandala Sampoerna Tbk......................       949,500     1,237,550
 *PT Hero Supermarket Tbk..............................        78,000         7,888
 *PT Indah Kiat Pulp & Paper Corp......................     6,161,601       204,925
 *PT Indocement Tunggal Prakarsa.......................     3,090,000       347,191
 *PT Indofood Sukses Makmur Tbk........................    11,716,400       842,527
 PT Indorama Synthetics Tbk............................       365,580        20,538
 PT Indosat (Persero) Tbk..............................     1,324,500     1,119,128
 *PT Jakarta International Hotel and Development Tbk...       362,500        16,129
 PT Jaya Real Property.................................       305,000        11,652
 PT Kalbe Farma Tbk....................................     1,410,000        31,052
 *PT Kawasan Industry Jababeka Tbk.....................       407,333         4,943
 *PT Lippo Land Development Tbk........................       174,000         2,033
 PT Makindo Tbk........................................     1,207,000       428,553
 PT Matahari Putra Prima Tbk Foreign...................     2,543,000       110,863
 *PT Mayorah Indah.....................................       288,720        12,068
 PT Medco Energi International Tbk.....................     2,992,000       248,773
 PT Modern Photo Tbk...................................       154,000         9,344
 *PT Mulia Industrindo.................................       850,680        20,646
 PT Pabrik Kertas Tjiwi Kimia Tbk......................       765,821        17,209
 *PT Pakuwon Jati Tbk..................................       312,000         3,085
 *PT Panasia Indosyntec Tbk............................       103,600         3,283
                                                            SHARES           VALUE+
                                                            ------           ------
 PT Perusahaan Rokok Tjap Gudang Garam.................     2,206,500  $  2,419,711
 *PT Polysindo Eka Perkasa Tbk.........................       481,000         5,621
 PT Ramayana Lestari Sentosa Tbk.......................     1,792,000       451,020
 PT Sari Husada Tbk....................................        13,440         6,675
 *PT Semen Cibinong Tbk................................       231,000         7,994
 PT Semen Gresik.......................................       759,002       382,059
 *PT Summarecon Agung..................................        87,838         1,441
 PT Telekomunikasi Indonesia (Persero) Series B........     9,440,820     2,545,838
 PT Tempo Scan Pacific.................................        19,500         4,952
 PT Tigaraksa Satria Tbk...............................        25,200         6,456
 *PT Timah Tbk.........................................       327,000        50,703
 PT Unggul Indah Corp. Tbk.............................       139,640        14,435
 PT Unilever Indonesia Tbk.............................       535,000       817,528
 *PT United Tractors...................................       168,000         5,738
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $38,815,642)...................................                  12,375,709
                                                                       ------------
HUNGARY -- (3.6%)
COMMON STOCKS -- (3.6%)
 Borsodchem RT.........................................        39,081       665,378
 Budapesti Elektromos Muvek RT.........................           185         5,935
 Delmagyarorszagi Aramszolgaltato Demasz RT............         2,275        69,940
 Egis RT...............................................        36,433     1,161,454
 Gedeon Richter, Ltd...................................        40,954     2,264,920
 Hungarian Telecommunications Co.......................       437,653     1,373,264
 Magyar Olay-Es Gazipari RT............................       138,429     2,012,217
 *OTP Bank, Ltd........................................        43,122     2,291,156
 *Tiszai Vegyi Kombinat RT.............................       113,415     1,648,611
                                                                       ------------
TOTAL -- HUNGARY
  (Cost $13,186,475)...................................                  11,492,875
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $663).........................................                         607
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (3.1%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, Chase Manhattan Bank N.A. 3.70%,
   06/01/01 (Collateralized by U.S. Treasury Notes
   6.50%, 03/31/02, valued at $10,202,150) to be
   repurchased at $10,001,028..........................  $     10,000    10,000,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $375,606,476)++................................                $318,456,012
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $376,329,654.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE EMERGING MARKET SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $318,456
Cash........................................................       127
Receivables:
  Dividends, Interest and Tax Reclaims......................       623
  Fund Shares Sold..........................................       123
                                                              --------
    Total Assets............................................   319,329
                                                              --------

LIABILITIES:
Payable for Investment Securities Purchased.................         2
Accrued Expenses and Other Liabilities......................       195
                                                              --------
    Total Liabilities.......................................       197
                                                              --------

NET ASSETS..................................................  $319,132
                                                              ========

INVESTMENTS AT COST.........................................  $375,606
                                                              ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2001

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $529).......         $ 4,437
    Interest................................................             301
                                                                     -------
        Total Investment Income.............................           4,738
                                                                     -------

EXPENSES
    Investment Advisory Services............................             159
    Accounting & Transfer Agent Fees........................             189
    Custodian Fees..........................................             356
    Legal Fees..............................................               2
    Audit Fees..............................................               4
    Shareholders' Reports...................................               3
    Trustees' Fees and Expenses.............................               2
    Other...................................................              10
                                                                     -------
        Total Expenses......................................             725
                                                                     -------
    NET INVESTMENT INCOME (LOSS)............................           4,013
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY

Net Realized Gain (Loss) on Investment Securities Sold......          (1,204)

Net Realized Gain (Loss) on Foreign Currency Transactions...            (146)

Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............          (3,142)
    Translation of Foreign Currency Denominated Amounts.....              25
                                                                     -------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY...............................................          (4,467)
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $  (454)
                                                                     =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2001              2000
                                                                     -----------       ----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)............................          $  4,013         $   4,793
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            (1,204)           19,808
    Net Realized Gain (Loss) on Foreign Currency
      Transactions..........................................              (146)             (238)
    Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency..........            (3,142)         (108,190)
        Translation of Foreign Currency Denominated
          Amounts...........................................                25               (59)
                                                                      --------         ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................              (454)          (83,886)
                                                                      --------         ---------

Transactions in Interest:
    Contributions...........................................            38,479            66,776
    Withdrawals.............................................           (15,619)          (30,339)
                                                                      --------         ---------
        Net Increase (Decrease) From Transactions in
          Interest..........................................            22,860            36,437
                                                                      --------         ---------
        Total Increase (Decrease)...........................            22,406           (47,449)
NET ASSETS
    Beginning of Period.....................................           296,726           344,175
                                                                      --------         ---------
    End of Period...........................................          $319,132         $ 296,726
                                                                      ========         =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          THE EMERGING MARKETS SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2001          2000         1999         1998         1997         1996
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of              N/A+          N/A+         N/A+         N/A+         N/A+         N/A+
  Period...........................
                                      --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....         --            --           --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......         --            --           --           --           --           --
                                      --------      --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................         --            --           --           --           --           --
                                      --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............         --            --           --           --           --           --
  Net Realized Gains...............         --            --           --           --           --           --
                                      --------      --------     --------     --------     --------     --------
  Total Distributions..............         --            --           --           --           --           --
                                      --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period.....        N/A+          N/A+         N/A+         N/A+         N/A+         N/A+
                                      ========      ========     ========     ========     ========     ========
Total Return.......................        N/A+          N/A+         N/A+         N/A+         N/A+         N/A+

Net Assets, End of Period
  (thousands)......................   $319,132      $296,726     $344,175     $231,632     $220,941     $162,075
Ratio of Expenses to Average Net
  Assets...........................       0.46%*        0.46%        0.46%        0.53%        0.54%        0.66%
Ratio of Net Investment Income to
  Average Net Assets...............       2.54%*        1.33%        1.34%        1.66%        1.63%        1.63%
Portfolio Turnover Rate............          3%*          12%          16%          10%           1%           0%

--------------

*    Annualized

N/A+ Not applicable as The Emerging Markets Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series, of which The Emerging Markets Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1.  SECURITY VALUATION:   Securities held by the Series which are listed on
a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2.  FOREIGN CURRENCY TRANSLATION:   Securities, other assets and liabilities
of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Series does not isolate the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies. Currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

    3.  FEDERAL INCOME TAXES:   The Series is treated as a partnership for
federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its feeder funds.

    4.  REPURCHASE AGREEMENTS:   The Series may purchase money market
instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2001.

    5.  FOREIGN MARKET RISKS:   Investments in foreign markets may involve
certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    6.  OTHER:   Security transactions are accounted for on the date the
securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................      $27,498
Sales.......................................................        3,864

E. INVESTMENT TRANSACTIONS:

    At May 31, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $  60,101
Gross Unrealized Depreciation...............................       (117,975)
                                                                  ---------
    Net.....................................................      $ (57,874)
                                                                  =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank by the Series during the six months ended May 31, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires April 2002. There were no borrowings under the line of credit with the international custodian bank during the six months ended May 31, 2001.